Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 1,701.9	$ 1,615.6
Total property, plant and equipment in service, Composite Rate	4.00%	4.30%	5.00%
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	$ 235.8	$ 223.2
Distribution	1,364.2	1,289.8
General	16.5	13.2
Non-depreciable	61.6	60.4
Total property, plant and equipment in service	$ 1,678.1	$ 1,586.6
Transmission, Composite Rate	3.90%	4.10%
Distribution, Composite Rate	4.10%	4.50%
General, Composite Rate	9.00%	8.50%
Unregulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Non-depreciable	$ 4.8	$ 7.8
Total property, plant and equipment in service	23.8	29.0
Other	$ 19.0	$ 21.2
Other, Composite Rate	7.60%	6.70%